Expense Example - Invesco VI Equally-Weighted SP 500 Fund	Series I 1 Year	Series I 3 Years	Series I 5 Years	Series I 10 Years	Series II 1 Year	Series II 3 Years	Series II 5 Years	Series II 10 Years
USD ($)	34	106	185	418	59	186	324	726